10. Commitments and Contingencies (Details)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Minimum future lease payment 2019	$ 199,190
Minimum future lease payment 2020	78,588
Minimum future lease payment 2021	3,000
Minimum future lease payment 2022	0
Minimum future lease payment 2023	$ 0